13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
u3#edsoy

3/31/2013

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	May 14, 2013

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		7

Form 13F Information Table Value Total:	$24,692 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
APPROACH RESOURCES INC        COM         03834A-10-3  1,704       69,217               SOLE                SOLE
DEMANDWARE INC                COM         24802Y-10-5  248         9,800                SOLE                SOLE
HALLADOR ENERGY CO            COM         40609P-10-5  336         48,739               SOLE                SOLE
I SHARES MSCI EAFE INDEX FD   IDX         464287-46-5  4,482       7,600                SOLE                SOLE
PALO ALTO NETWORKS INC        COM         697435-10-5  4,303       76,020               SOLE                SOLE
SPLUNK INC                    COM         848637-10-4  4,140       103,427              SOLE                SOLE
VANGUARD MSCI EMERGING MARKETS ETF MKT ETF     922042-85-8  9,479       221,000









TOTAL                                                  24,692      535,803